SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Inventories [Abstract]
Inventories include finished and in-process products	$ 308,700,000	$ 317,100,000
Raw materials and supplies	140,700,000	157,400,000
Cash Flow Hedges [Abstract]
Maximum number of months for forward exchange contracts to mature	12 months
Numerator [Abstract]
Net earnings from continuing operations	81,771,000	114,298,000	125,082,000
Denominator [Abstract]
Denominator for basic earnings per share - weighted - average common shares (in shares)	48,525,000	49,755,000	49,596,000
Effect of dilutive securities (in shares)	294,000	179,000	226,000
Denominator for diluted earnings per share - adjusted weighted - average shares outstanding (in shares)	48,819,000	49,934,000	49,822,000
Basic:
Basic (in dollars per share)	$ 1.69	$ 2.30	$ 2.52
Diluted:
Diluted (in dollars per share)	$ 1.67	$ 2.29	$ 2.51
Number of antidilutive shares excluded from the diluted EPS calculation (in shares)	0	0	0
Research and Development [Abstract]
Research and development costs	35,900,000	34,100,000	34,200,000
Advertising [Abstract]
Advertising costs	$ 1,900,000	$ 1,600,000	$ 2,200,000
Minimum [Member]
Intangible assets [Abstract]
Useful lives of intangible assets	5 years
Maximum [Member]
Intangible assets [Abstract]
Useful lives of intangible assets	20 years
Building and Leasehold Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Abstract]
Estimated useful lives	5 years
Building and Leasehold Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Abstract]
Estimated useful lives	40 years
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Abstract]
Estimated useful lives	3 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Abstract]
Estimated useful lives	20 years